Risk management and concentrations of risk (Details Textual)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
UNITED STATES | Hoegh Gallant [Member]
Concentration Risk, Percentage	97.00%	90.00%
EGYPT | Hoegh Gallant [Member]
Concentration Risk, Percentage	3.00%	10.00%
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage	90.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage	10.00%